SSGA Funds

SUPPLEMENT DATED JUNE 29, 2015

TO

STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 18, 2014

	Class N (formerly, Institutional Class)	Class A	Class C	Class I	Class K	Select Class
SSGA HIGH YIELD BOND FUND	SSHYX	SSHGX	SSHHX	SSHJX	SSHKX	N/A
SSGA DYNAMIC SMALL CAP FUND	SVSCX	SSSDX	SSSHX	SSSJX	SSSKX	N/A
SSGA ENHANCED SMALL CAP FUND	SESPX	SSESX	SSEUX	SSEVX	SSEWX	N/A
SSGA EMERGING MARKETS FUND	SSEMX	SSELX	SSENX	SSEOX	SSEQX	SEMSX
SSGA INTERNATIONAL STOCK SELECTION FUND	SSAIX	SSILX	SSIOX	SSIPX	SSIQX	N/A
SSGA S&P 500 INDEX FUND	SVSPX	N/A	N/A	N/A	N/A	N/A

The following supplements the “Non-Fundamental Investment Restrictions” starting on page 25 of the Statement of Additional Information:

The following restriction is designated as non-fundamental with respect to the SSGA High Yield Bond Fund, SSGA Dynamic Small Cap Fund, SSGA Enhanced Small Cap Fund, SSGA Emerging Markets Fund, SSGA International Stock Selection Fund and SSGA S&P 500 Index Fund and may be changed by the Trust’s Board of Trustees without shareholder approval.

1.	A Fund will limit its investments in non-governmental money market funds and securitized instruments (including asset-backed securities, mortgage-backed securities, or asset-backed commercial paper), in the aggregate, to 5% or less of the Fund’s total assets.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSGASAISUPP1